Equity - Summary of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Equity [abstract]
Beginning balance (in shares)	19,775,000	19,775,000	22,068,000
Granted (in shares)	1,940,210	1,940,210	1,575,000
Exercised (in shares)	(1,239,000)	(1,239,000)	(3,710,000)
Forfeited (in shares)	(110,000)	(110,000)	(107,000)
Expired (in shares)	(214,000)	(214,000)	(51,000)
Ending balance (in shares)	20,152,000	20,152,000	19,775,000
Vested and exercisable at end of year (in shares)	16,617,000	16,617,000	14,036,000
Outstanding at beginning of year (in dollars per share) | $ / shares		$ 21.75	$ 19.52
Granted (in dollars per share) | (per share)	$ 28.62	28.62	37.44
Exercised (in dollars per share) | $ / shares		8.17	14.58
Forfeited (in dollars per share) | $ / shares		32.52	32.92
Expired (in dollars per share) | $ / shares		38.24	37.56
Outstanding at ending of year (in dollars per share) | $ / shares		23.02	21.75
Vested and exercisable at end of year (in dollars per share) | $ / shares	$ 21.32	$ 21.32	$ 22.83